Financial Instruments (Details 3) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Liability in respect of government grants	$ 833
NIS [Member]
Statement Line Items [Line Items]
Trade payables	1,775	$ 2,612
Other payables	5,836	4,856
Liability in respect of government grants	2,886	2,420
Financial liabilities	10,497	9,986
First year [Member] | NIS [Member]
Statement Line Items [Line Items]
Trade payables	1,775	2,612
Other payables	5,738	4,856
Liability in respect of government grants
Financial liabilities	7,513	7,468
More than a year or undetermined [Member] | NIS [Member]
Statement Line Items [Line Items]
Trade payables
Other payables	98	98
Liability in respect of government grants	2,886	2,420
Financial liabilities	$ 2,984	$ 2,518